Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of disaggregation of revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
(a) Revenue – Shipping
– spot voyages	773,039	1,059,024	699,028
– time charter	189,764	165,496	134,304
	962,803	1,224,520	833,332
(b) Revenue – Product Services
– cargo sales	2,520,882	1,728,894	724,416
– shipping income	27,705	36,177	—
– derivative gain/(loss)	52,357	(42,251)	376
	2,600,944	1,722,820	724,792